Impairment of Non-Financial Assets, Impairment of Non-Current Assets (Excluding Goodwill) (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024		Aug. 27, 2021
Impairment reversal of non-current assets (excluding goodwill) [Abstract]
Impairment/(reversal of impairment) of non-financial assets	[1],[2]	$ (156,013)	$ 175,612	[3]	$ 11,189	[3]
Discount rate		10.00%	10.00%
Property, plant and equipment [member]
Impairment reversal of non-current assets (excluding goodwill) [Abstract]
Impairment/(reversal of impairment) of non-financial assets		$ (98,665)	$ 106,681		0
Mining property [member]
Impairment reversal of non-current assets (excluding goodwill) [Abstract]
Impairment/(reversal of impairment) of non-financial assets		(36,885)	43,895		0
Land and buildings [member]
Impairment reversal of non-current assets (excluding goodwill) [Abstract]
Impairment/(reversal of impairment) of non-financial assets		(16,842)	16,367		0
Capital Works in Progress [Member]
Impairment reversal of non-current assets (excluding goodwill) [Abstract]
Impairment/(reversal of impairment) of non-financial assets		(3,621)	8,669		3,272
North American Lithium Inc. [Member]
Impairment reversal of non-current assets (excluding goodwill) [Abstract]
Percentage of issued capital acquired							100.00%
Impairment/(reversal of impairment) of non-financial assets		(156,000)	175,600		$ 0
Recoverable amount		$ 586,800	$ 101,400
Discount rate		10.00%
North American Lithium Inc. [Member] | Property, plant and equipment [member]
Impairment reversal of non-current assets (excluding goodwill) [Abstract]
Impairment/(reversal of impairment) of non-financial assets		$ (98,700)
North American Lithium Inc. [Member] | Mining property [member]
Impairment reversal of non-current assets (excluding goodwill) [Abstract]
Impairment/(reversal of impairment) of non-financial assets		(36,900)
North American Lithium Inc. [Member] | Land and buildings [member]
Impairment reversal of non-current assets (excluding goodwill) [Abstract]
Impairment/(reversal of impairment) of non-financial assets		(16,800)
North American Lithium Inc. [Member] | Capital Works in Progress [Member]
Impairment reversal of non-current assets (excluding goodwill) [Abstract]
Impairment/(reversal of impairment) of non-financial assets		$ (3,600)

[1]	The impairment reversal of $156.0 million for the year ended 30 June 2026 relates to North American Lithium and includes an allocation of $0.4 million to right-of-use assets.
[2]	Adjustment to profit/(loss) which is reported as part of ‘North American Lithium’ (2026: profit of $156.0 million; 2025: $175.6 million; 2024: $3.8 million), ‘All other operations’ (2026 and 2025: Nil; 2024: $4.1 million) and ‘Group / unallocated items and eliminations’ (2026 and 2025: Nil; 2024: $3.3 million). Refer to Note 14 for further details.
[3]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.